Taxes - Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income tax	$ 3,000,646	$ 386,217	$ 3,661,318	$ 6,742,758	$ 861,594	$ 6,889,496
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ 495,107	$ 63,726	$ 604,118	$ 1,112,555	$ 142,163	$ 1,141,247
Preferential rate	(165,000)	(21,237)	(165,000)	(165,000)	(21,084)	(165,000)
Effect of income tax rate difference in other jurisdictions	179,002	23,039	75,721	65,702	8,396
Non-taxable items in Hong Kong	(9,769)	(1,257)	(12,543)	(24,415)	(3,120)	(40,216)
Non-deductible items in Hong Kong	80,257	10,330	119,610	201,627	25,764	305,519
Previous years’ unrecognized tax effects			292,510	292,510	37,377	(374,705)
Tax credit	(1,500)	(193)	(3,000)	(3,000)	(383)	(5,000)
Total income tax expense	$ 578,097	$ 74,408	$ 911,416	$ 1,479,979	$ 189,113	$ 861,845
Effective tax rate	19.30%	19.30%	24.89%	21.90%	21.90%	12.50%